Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (47.8%)

	Airlines (0.1%)

547,193	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$580,142

	Communication Services (7.8%)

1,100,000	Altice Financing, SA*^ 7.500%, 05/15/26	1,153,619

2,785,000	Altice France, SA* 7.375%, 05/01/26	2,952,657

	Altice Luxembourg, SA*^

600,000	7.625%, 02/15/25	589,557

480,000	7.750%, 05/15/22	490,205

810,000	Arrow Bidco, LLC* 9.500%, 03/15/24	816,184

1,300,000	Belo Corp. 7.250%, 09/15/27	1,436,669

	Cincinnati Bell, Inc.*^

1,714,000	8.000%, 10/15/25	1,429,176

590,000	7.000%, 07/15/24	505,984

270,000	CommScope, Inc.*^ 8.250%, 03/01/27	266,675

800,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	727,676

	CSC Holdings, LLC*

3,785,000	5.500%, 04/15/27^	3,983,183

1,605,000	5.500%, 05/15/26	1,678,774

1,150,000	7.500%, 04/01/28^	1,270,865

810,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	827,626

1,080,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	1,099,721

5,984,000	Embarq Corp. 7.995%, 06/01/36	5,827,698

	Entercom Media Corp.*^

1,614,000	7.250%, 11/01/24	1,690,205

540,000	6.500%, 05/01/27	571,563

540,000	EW Scripps Company*^ 5.125%, 05/15/25	539,352

	Frontier Communications Corp.

2,564,000	7.625%, 04/15/24	1,419,943

1,945,000	11.000%, 09/15/25^	1,132,564

1,350,000	10.500%, 09/15/22^	845,519

1,085,000	8.500%, 04/01/26*^	1,062,893

520,000	8.000%, 04/01/27*	544,068

270,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	281,522

1,895,000	Gray Television, Inc.*^ 7.000%, 05/15/27	2,075,328

	Hughes Satellite Systems Corp.^

950,000	6.625%, 08/01/26	1,025,041

290,000	5.250%, 08/01/26	307,483

1,050,000	iHeartCommunications, Inc. 8.375%, 05/01/27	1,107,550

4,850,000	Inmarsat Finance, PLCµ* 4.875%, 05/15/22	4,901,264

	Intelsat Jackson Holdings, SA

1,870,000	9.750%, 07/15/25*^	1,938,685

PRINCIPAL AMOUNT		VALUE

1,060,000	8.000%, 02/15/24*	$1,103,831

1,040,000	5.500%, 08/01/23^	959,790

550,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	499,936

1,340,000	Nexstar Broadcasting, Inc.*^ 5.625%, 08/01/24	1,394,886

550,000	SBA Communications Corp. 4.000%, 10/01/22	558,305

1,360,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,374,232

	Sprint Corp.^

5,385,000	7.875%, 09/15/23	5,997,194

1,915,000	7.125%, 06/15/24	2,093,545

1,355,000	7.625%, 03/01/26	1,517,966

1,380,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,423,608

805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	820,098

2,055,000	United States Cellular Corp. 6.700%, 12/15/33	2,184,311

500,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	497,600

	Windstream Services, LLC / Windstream Finance Corp.@

427,000	7.750%, 10/01/21	115,834

179,000	10.500%, 06/30/24*	127,935

550,000	Zayo Group, LLC / Zayo Capital, Inc.*^ 5.750%, 01/15/27	559,518

		65,727,838

	Consumer Discretionary (8.0%)

1,080,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	1,150,799

1,450,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,122,670

1,375,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,441,667

1,350,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,352,477

	CCO Holdings, LLC / CCO Holdings Capital Corp.

3,350,000	5.125%, 05/01/27*^	3,460,684

1,055,000	5.750%, 09/01/23	1,078,289

580,000	5.000%, 02/01/28*	596,072

810,000	Cedar Fair, LP*^ 5.250%, 07/15/29	837,208

	Century Communities, Inc.

1,350,000	6.750%, 06/01/27*^	1,396,481

800,000	5.875%, 07/15/25	805,932

3,900,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	4,099,251

	DISH DBS Corp.^

1,300,000	7.750%, 07/01/26	1,271,153

830,000	5.875%, 11/15/24	771,381

2,430,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,560,345

1,270,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,309,624

1,350,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	1,463,494

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,905,000	goeasy, Ltd.µ* 7.875%, 11/01/22	$1,995,640

1,960,000	Guitar Center, Inc.* 9.500%, 10/15/21	1,872,623

2,879,000	Hasbro, Inc. 6.600%, 07/15/28	3,461,307

205,000	IAA, Inc.* 5.500%, 06/15/27	214,495

1,350,000	International Game Technology, PLC*^ 6.250%, 01/15/27	1,474,942

2,952,000	L Brands, Inc.^ 6.875%, 11/01/35	2,639,354

1,400,000	Lennar Corp. 5.250%, 06/01/26	1,495,858

1,285,000	Liberty Interactive, LLC 8.250%, 02/01/30	1,331,112

1,415,000	M/I Homes, Inc. 5.625%, 08/01/25	1,441,913

	Mattel, Inc.^

1,230,000	6.750%, 12/31/25*	1,296,402

45,000	2.350%, 08/15/21	44,219

1,255,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	1,185,843

2,185,000	Meritage Homes Corp. 7.000%, 04/01/22	2,397,262

540,000	Michaels Stores, Inc.*^ 8.000%, 07/15/27	523,800

2,800,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,889,054

	Rite Aid Corp.

2,425,000	7.700%, 02/15/27	1,522,973

800,000	6.125%, 04/01/23*^	676,420

2,656,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	3,328,725

1,060,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	937,591

762,000	Sally Holdings, LLC / Sally Capital, Inc. 5.625%, 12/01/25	755,336

540,000	Service Corp. International 5.125%, 06/01/29	570,321

	Sirius XM Radio, Inc.*

1,350,000	5.500%, 07/01/29	1,411,513

1,350,000	4.625%, 07/15/24	1,390,412

1,300,000	Sotheby’s*^ 4.875%, 12/15/25	1,347,450

1,690,000	Staples, Inc.* 7.500%, 04/15/26	1,730,678

1,040,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	1,076,046

810,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	840,217

1,350,000	Twin River Worldwide Holdings, Inc.*^ 6.750%, 06/01/27	1,413,639

460,909	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	486,052

1,045,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	1,067,943

		67,536,667

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (2.2%)

	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC

1,380,000	5.750%, 03/15/25	$1,412,589

810,000	7.500%, 03/15/26*^	892,762

795,000	Dean Foods Company* 6.500%, 03/15/23	449,270

800,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	835,888

1,265,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	799,183

	JBS USA LUX, SA / JBS USA Finance, Inc.*

3,065,000	5.875%, 07/15/24	3,153,042

1,830,000	6.750%, 02/15/28	1,980,051

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,080,000	5.500%, 01/15/30	1,079,768

429,000	6.500%, 04/15/29	461,278

	New Albertson’s, Inc.

951,000	7.750%, 06/15/26	955,722

720,000	8.000%, 05/01/31^	733,842

135,000	7.450%, 08/01/29^	134,260

	Pilgrim’s Pride Corp.*^

1,525,000	5.875%, 09/30/27	1,604,757

520,000	5.750%, 03/15/25	538,304

	Post Holdings, Inc.*

1,350,000	5.750%, 03/01/27	1,404,628

405,000	5.500%, 12/15/29^	410,508

260,000	5.625%, 01/15/28^	268,641

	Simmons Foods, Inc.*

1,060,000	7.750%, 01/15/24	1,143,920

615,000	5.750%, 11/01/24^	565,080

		18,823,493

	Energy (5.7%)

810,000	Apergy Corp. 6.375%, 05/01/26	825,621

2,270,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	2,281,259

1,420,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	1,315,311

806,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	607,402

	Buckeye Partners, LPµ

545,000	5.850%, 11/15/43	479,494

545,000	3.950%, 12/01/26	486,268

1,545,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	1,034,671

1,675,000	California Resources Corp.*^ 8.000%, 12/15/22	1,174,309

1,704,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,674,137

1,365,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	793,720

1,040,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	1,103,237

	Chesapeake Energy Corp.^

1,080,000	7.000%, 10/01/24	894,461

935,000	8.000%, 01/15/25	792,791

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,590,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$1,498,368

	Denbury Resources, Inc.

1,225,000	7.750%, 02/15/24*	901,790

765,000	9.250%, 03/31/22*	675,809

302,000	5.500%, 05/01/22	158,559

580,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	553,120

	Energy Transfer Operating, LP

2,350,000	5.271%, 11/01/66µ‡ 3 mo. USD LIBOR + 3.02%	1,774,426

2,100,000	5.875%, 01/15/24	2,334,244

290,000	5.500%, 06/01/27	325,522

525,000	Enterprise Products Operating, LLCµ‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	503,535

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

950,000	9.375%, 05/01/24	200,825

810,000	7.750%, 05/15/26	727,404

	Genesis Energy, LP / Genesis Energy Finance Corp.^

1,340,000	6.500%, 10/01/25	1,339,906

1,300,000	6.250%, 05/15/26	1,283,107

	Gulfport Energy Corp.

1,300,000	6.375%, 05/15/25	999,557

725,000	6.000%, 10/15/24^	558,935

847,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	792,004

1,750,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,648,824

1,375,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,395,763

1,900,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	1,567,035

	Moss Creek Resources Holdings, Inc.*

540,000	10.500%, 05/15/27	482,450

495,000	7.500%, 01/15/26	387,944

485,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	474,420

130,650	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	134,078

695,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	659,496

1,350,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,347,955

810,000	Parkland Fuel Corp.* 5.875%, 07/15/27	836,260

520,000	PDC Energy, Inc. 5.750%, 05/15/26	502,993

1,141,000	PGS, ASA* 7.375%, 12/15/20	1,104,522

1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,003,917

520,000	QEP Resources, Inc.^ 5.625%, 03/01/26	447,070

PRINCIPAL AMOUNT		VALUE

1,332,000	SESI, LLC 7.750%, 09/15/24	$798,834

520,000	SM Energy Company^ 6.750%, 09/15/26	469,461

825,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^ 6.500%, 07/15/27	900,426

270,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	262,999

255,150	Transocean Pontus, Ltd.* 6.125%, 08/01/25	264,196

1,255,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,179,844

1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	768,625

1,505,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	1,453,634

1,730,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	837,502

1,025,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	967,846

		47,985,886

	Financials (7.5%)

2,615,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	2,402,217

2,839,000	Ally Financial, Inc. 8.000%, 11/01/31	3,801,024

1,320,000	Amwins Group, Inc.* 7.750%, 07/01/26	1,379,664

	Ardonagh Midco 3, PLC*

2,375,000	8.625%, 07/15/23^	2,229,745

500,000	8.625%, 07/15/23	464,195

2,385,000	AssuredPartners, Inc.*^ 7.000%, 08/15/25	2,397,342

725,000	Bank of America Corp.^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	769,816

1,350,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	1,403,811

2,308,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	2,351,263

495,000	Charles Schwab Corp.µ^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	500,504

670,000	CNO Financial Group, Inc. 5.250%, 05/30/29	726,297

1,335,000	Credit Acceptance Corp.*^ 6.625%, 03/15/26	1,442,694

945,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	988,220

1,350,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	1,342,616

1,340,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,376,408

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

540,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 5.250%, 07/15/24	$563,649

1,300,000	HUB International, Ltd.*^ 7.000%, 05/01/26	1,324,362

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

716,000	6.750%, 02/01/24µ^	748,442

675,000	6.250%, 05/15/26*	695,756

2,090,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,547,645

2,390,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,416,648

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

3,475,000	7.250%, 08/15/24	3,434,238

1,350,000	6.250%, 06/03/26^	1,371,566

1,250,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,284,913

1,125,000	Level 3 Financing, Inc. 5.375%, 05/01/25	1,165,168

1,385,000	Lions Gate Capital Holdings, LLC*^ 6.375%, 02/01/24	1,463,516

2,500,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,602,975

2,250,000	MetLife, Inc.µ 6.400%, 12/15/66	2,607,424

2,590,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,588,666

	Navient Corp.

1,700,000	6.750%, 06/25/25^	1,780,078

690,000	6.500%, 06/15/22	736,368

1,160,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,181,663

2,010,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	1,947,107

1,350,000	Radian Group, Inc. 4.875%, 03/15/27	1,358,323

1,375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,409,588

	Springleaf Finance Corp.

1,763,000	6.875%, 03/15/25^	1,973,978

1,350,000	7.125%, 03/15/26	1,517,056

270,000	6.625%, 01/15/28	293,485

1,300,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,321,054

730,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	739,472

1,365,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	1,286,513

		62,935,469

	Health Care (6.0%)

2,485,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	2,510,757

2,935,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,239,800

PRINCIPAL AMOUNT		VALUE

1,300,000	9.250%, 04/01/26^	$1,458,177

	Bausch Health Cos., Inc.*^

2,650,000	9.000%, 12/15/25	2,964,608

270,000	5.750%, 08/15/27	285,240

	CHS/Community Health Systems, Inc.

4,321,000	8.125%, 06/30/24*^	3,318,269

815,000	6.250%, 03/31/23	782,347

540,000	8.000%, 03/15/26*	520,800

370,000	6.875%, 02/01/22	254,033

2,945,000	DaVita, Inc.^ 5.125%, 07/15/24	2,960,137

2,915,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	1,880,204

	HCA, Inc.

4,375,000	5.875%, 05/01/23^	4,806,134

3,265,000	5.375%, 02/01/25^	3,539,129

1,305,000	7.500%, 11/06/33	1,521,728

	Horizon Pharma USA, Inc.*

1,245,000	8.750%, 11/01/24	1,343,517

400,000	5.500%, 08/01/27	411,066

2,530,000	Magellan Health, Inc. 4.900%, 09/22/24	2,534,605

1,785,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,132,716

810,000	Par Pharmaceutical, Inc.* 7.500%, 04/01/27	733,176

550,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	453,921

	Tenet Healthcare Corp.

1,890,000	6.250%, 02/01/27*^	1,958,012

1,475,000	4.625%, 07/15/24^	1,504,780

540,000	6.875%, 11/15/31	477,320

1,635,000	Teva Pharmaceutical Finance Company, BVµ^ 2.950%, 12/18/22	1,473,895

	Teva Pharmaceutical Finance Netherlands III, BV^

6,160,000	6.000%, 04/15/24	5,717,897

815,000	2.800%, 07/21/23	710,533

2,535,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	2,329,158

		50,821,959

	Industrials (6.2%)

1,600,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,648,840

	Allison Transmission, Inc.*

925,000	4.750%, 10/01/27	928,145

580,000	5.000%, 10/01/24µ^	590,701

270,000	5.875%, 06/01/29	287,249

520,000	American Airlines Group, Inc.*^ 5.000%, 06/01/22	536,302

1,550,000	Arconic, Inc.^ 5.125%, 10/01/24	1,642,868

1,528,020	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	1,578,345

540,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	580,289

1,325,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,315,566

2,000,000	Bombardier, Inc.*^ 7.500%, 03/15/25	2,039,310

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

270,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	$277,823

	Covanta Holding Corp.

1,525,000	5.875%, 03/01/24	1,567,304

310,000	5.875%, 07/01/25	324,497

1,325,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,170,830

2,485,000	Fly Leasing, Ltd. 5.250%, 10/15/24	2,552,021

2,690,000	Garda World Security Corp.* 7.250%, 11/15/21	2,705,158

	Golden Nugget, Inc.*

1,480,000	6.750%, 10/15/24	1,527,449

1,000,000	8.750%, 10/01/25^	1,055,435

675,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	704,741

1,320,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,408,895

2,005,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	2,063,155

1,350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,354,394

	Hertz Corp.

1,417,000	7.625%, 06/01/22*^	1,472,773

825,000	7.375%, 01/15/21	825,763

540,000	7.125%, 08/01/26*	551,629

1,319,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,299,182

700,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	671,503

2,053,000	Meritor, Inc.^ 6.250%, 02/15/24	2,117,115

1,830,000	Navistar International Corp.* 6.625%, 11/01/25	1,885,815

	Park Aerospace Holdings, Ltd.*

815,000	4.500%, 03/15/23	846,577

520,000	5.500%, 02/15/24	561,717

2,300,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,295,584

	Scientific Games International, Inc.*^

1,280,000	5.000%, 10/15/25	1,313,997

530,000	8.250%, 03/15/26	568,391

270,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	286,494

850,000	Tennant Company 5.625%, 05/01/25	883,358

1,400,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,433,495

	TransDigm, Inc.*^

1,360,000	6.250%, 03/15/26	1,429,700

815,000	7.500%, 03/15/27	860,579

	United Rentals North America, Inc.

1,075,000	4.875%, 01/15/28^	1,098,569

1,000,000	5.875%, 09/15/26	1,065,965

540,000	6.500%, 12/15/26^	585,738

655,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	674,735

1,350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	1,442,408

		52,030,404

PRINCIPAL AMOUNT		VALUE

	Information Technology (1.0%)

540,000	CDK Global, Inc.*^ 5.250%, 05/15/29	$561,362

1,225,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,118,143

2,465,000	Dell International, LLC / EMC Corp.µ* 6.020%, 06/15/26	2,725,119

1,615,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,372,750

520,000	IQVIA, Inc.* 5.000%, 05/15/27	542,477

810,000	MTS Systems Corp.* 5.750%, 08/15/27	833,612

1,425,000	VFH Parent, LLC* 6.750%, 06/15/22	1,473,728

		8,627,191

	Materials (1.8%)

1,103,000	AK Steel Corp.^ 6.375%, 10/15/25	939,877

1,730,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	1,865,701

1,550,000	ArcelorMittal, SA^ 7.000%, 10/15/39	1,855,466

2,015,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	2,084,215

530,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	549,213

818,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	830,912

1,000,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,001,610

800,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	847,224

270,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	283,454

1,215,000	New Gold, Inc.*^ 6.375%, 05/15/25	1,055,459

270,000	Norbord, Inc.* 5.750%, 07/15/27	273,283

3,025,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	3,163,470

745,000	United States Steel Corp.^ 6.875%, 08/15/25	726,807

		15,476,691

	Real Estate (0.6%)

1,325,000	CBL & Associates, LP^ 5.250%, 12/01/23	968,953

1,350,000	Forestar Group, Inc.* 8.000%, 04/15/24	1,443,298

2,185,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	2,268,522

		4,680,773

	Utilities (0.9%)

270,000	NextEra Energy Operating Partners, LP* 4.250%, 07/15/24	274,189

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

350,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	$371,242

	NRG Energy, Inc.

800,000	5.750%, 01/15/28^	853,036

520,000	6.625%, 01/15/27	555,719

2,560,000	PPL Capital Funding, Inc.µ‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	2,326,592

	Talen Energy Supply, LLC*^

540,000	10.500%, 01/15/26	506,717

270,000	7.250%, 05/15/27	267,262

1,300,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,320,429

1,130,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,217,304

		7,692,490

	TOTAL CORPORATE BONDS (Cost $409,063,056)	402,919,003

CONVERTIBLE BONDS (74.6%)

	Communication Services (6.4%)

10,282,000	GCI Liberty, Inc.*^ 1.750%, 09/30/46	11,950,460

8,150,000	IAC Financeco 3, Inc.*^ 2.000%, 01/15/30	8,811,373

	Liberty Media Corp.

9,499,000	1.375%, 10/15/23	11,419,840

5,900,000	2.250%, 09/30/46	3,193,287

2,070,000	2.250%, 12/01/48*	2,491,566

3,000,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	3,630,195

4,250,000	Twitter, Inc.^ 0.250%, 06/15/24	4,545,821

8,100,000	Zynga, Inc.*^ 0.250%, 06/01/24	8,344,134

		54,386,676

	Consumer Discretionary (8.8%)

8,750,000	Booking Holdings, Inc.^ 0.350%, 06/15/20	12,684,744

5,200,000	Caesars Entertainment Corp.^ 5.000%, 10/01/24	8,964,982

2,594,000	Chegg, Inc.*^ 0.125%, 03/15/25	2,893,983

	DISH Network Corp.^

11,260,000	2.375%, 03/15/24	10,045,496

4,250,000	3.375%, 08/15/26	3,900,268

4,100,000	Guess, Inc.* 2.000%, 04/15/24	3,940,489

	Liberty Interactive, LLC

2,418,959	4.000%, 11/15/29	1,714,582

1,850,000	3.750%, 02/15/30~	1,315,859

6,000,000	NIO, Inc.* 4.500%, 02/01/24	3,440,010

4,250,000	RH^ 0.000%, 06/15/23	4,164,936

	Tesla, Inc.

14,250,000	1.250%, 03/01/21^	13,905,079

7,500,000	2.000%, 05/15/24	7,598,700

		74,569,128

PRINCIPAL AMOUNT		VALUE

	Energy (3.6%)

452,000	Denbury Resources, Inc.* 6.375%, 12/31/24	$278,043

2,932,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	3,601,727

5,750,000	Nabors Industries, Inc.^ 0.750%, 01/15/24	4,041,790

5,741,000	Oil States International, Inc. 1.500%, 02/15/23	4,997,627

5,150,000	PDC Energy, Inc. 1.125%, 09/15/21	4,786,152

6,062,000	SM Energy Company 1.500%, 07/01/21	5,524,786

	SunEdison, Inc.@

10,545,000	0.250%, 01/15/20*	231,779

1,027,000	2.000%, 10/01/18	22,563

3,400,000	TOTAL, SA^ 0.500%, 12/02/22	3,568,147

3,250,000	Transocean, Inc.^ 0.500%, 01/30/23	3,097,738

		30,150,352

	Financials (3.2%)

5,825,000	Hope Bancorp, Inc. 2.000%, 05/15/38	5,464,607

7,500,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	8,788,237

7,695,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*^§ 0.250%, 05/01/23	8,027,963

1,350,000	Prospect Capital Corp.^ 4.950%, 07/15/22	1,385,033

3,000,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,056,040

		26,721,880

	Health Care (15.4%)

10,875,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	11,774,254

7,250,000	CONMED Corp.*^ 2.625%, 02/01/24	8,483,769

8,400,000	DexCom, Inc.*^ 0.750%, 12/01/23	10,032,120

4,250,000	Evolent Health, Inc.* 1.500%, 10/15/25	2,726,970

7,500,000	Exact Sciences Corp.^ 0.375%, 03/15/27	9,276,712

2,950,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,451,701

5,500,000	Illumina, Inc.^ 0.500%, 06/15/21	7,313,185

4,000,000	Innoviva, Inc.^ 2.125%, 01/15/23	3,962,720

2,000,000	Insmed, Inc.^ 1.750%, 01/15/25	1,831,990

7,500,000	Insulet Corp.^ 1.375%, 11/15/24	10,923,450

6,450,000	Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	7,770,089

3,500,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	3,576,895

3,000,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	4,325,640

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,475,000	NuVasive, Inc.^ 2.250%, 03/15/21	$5,392,106

7,750,000	Pacira BioSciences, Inc.^ 2.375%, 04/01/22	8,022,490

7,085,000	Repligen Corp.^ 0.375%, 07/15/24	7,664,482

2,500,000	Sarepta Therapeutics, Inc.^ 1.500%, 11/15/24	5,460,462

3,536,000	Supernus Pharmaceuticals, Inc.^ 0.625%, 04/01/23	3,482,642

4,100,000	Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	4,566,170

4,250,000	Teladoc Health, Inc.^ 1.375%, 05/15/25	6,396,569

4,250,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	4,610,358

		130,044,774

	Industrials (2.5%)

4,250,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,245,686

4,150,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	4,316,623

3,188,000	FTI Consulting, Inc.* 2.000%, 08/15/23	3,851,550

8,750,000	Greenbrier Companies, Inc. 2.875%, 02/01/24	8,379,350

		20,793,209

	Information Technology (33.1%)

6,850,000	8x8, Inc.*^ 0.500%, 02/01/24	7,855,409

2,500,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	9,675,212

7,668,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	8,672,240

5,500,000	Coupa Software, Inc.*^ 0.125%, 06/15/25	6,192,890

8,500,000	DocuSign, Inc.*^ 0.500%, 09/15/23	8,963,633

	Envestnet, Inc.

4,250,000	1.750%, 06/01/23^	5,210,309

3,500,000	1.750%, 12/15/19	4,074,875

3,475,000	Euronet Worldwide, Inc.*^ 0.750%, 03/15/49	4,116,242

7,750,000	Guidewire Software, Inc.^ 1.250%, 03/15/25	8,732,196

6,800,000	II-VI, Inc. 0.250%, 09/01/22	7,471,228

9,100,000	Inphi Corp.^ 0.750%, 09/01/21	11,268,985

1,500,000	Intel Corp.~ 3.250%, 08/01/39	3,724,425

4,250,000	LivePerson, Inc.*^ 0.750%, 03/01/24	4,789,878

4,750,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	5,689,835

18,000,000	Microchip Technology, Inc.^~ 1.625%, 02/15/27	23,016,150

8,862,000	New Relic, Inc.^ 0.500%, 05/01/23	9,802,568

7,150,000	NXP Semiconductors, NV 1.000%, 12/01/19	7,646,031

	ON Semiconductor Corp.

6,472,000	1.000%, 12/01/20	8,244,843

PRINCIPAL AMOUNT		VALUE

5,750,000	1.625%, 10/15/23^	$7,338,150

6,000,000	OSI Systems, Inc.^ 1.250%, 09/01/22	7,151,070

17,250,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	19,028,389

2,000,000	Pluralsight, Inc.*^ 0.375%, 03/01/24	2,172,620

4,250,000	Pure Storage, Inc.^ 0.125%, 04/15/23	4,120,906

	Q2 Holdings, Inc.

4,000,000	0.750%, 06/01/26*	4,428,880

2,069,000	0.750%, 02/15/23	3,077,958

2,419,000	Rapid7, Inc.*^ 1.250%, 08/01/23	3,861,413

3,250,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	4,297,540

16,875,000	Splunk, Inc.* 0.500%, 09/15/23	19,282,556

11,750,000	Square, Inc.^ 0.500%, 05/15/23	14,917,682

1,500,000	Twilio, Inc.^ 0.250%, 06/01/23	3,073,283

6,250,000	Viavi Solutions, Inc.^ 1.750%, 06/01/23	7,660,094

8,500,000	Wix.com, Ltd.^ 0.000%, 07/01/23	10,718,372

10,500,000	Workday, Inc. 0.250%, 10/01/22	15,443,242

4,750,000	Zendesk, Inc. 0.250%, 03/15/23	6,961,885

		278,680,989

	Real Estate (1.1%)

3,250,000	Extra Space Storage, LP* 3.125%, 10/01/35	4,035,314

4,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	5,021,620

		9,056,934

	Utilities (0.5%)

4,250,000	NRG Energy, Inc. 2.750%, 06/01/48	4,495,863

	TOTAL CONVERTIBLE BONDS (Cost $619,633,699)	628,899,805

BANK LOANS (5.6%)

	Communication Services (1.4%)

397,353	Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	398,506

825,000	CommScope, Inc.‡ 5.484%, 04/06/26 1 mo. LIBOR + 3.25%	827,475

548,625	CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	551,596

1,096,438	Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	1,105,801

1,375,000	iHeartCommunications, Inc.‡ 6.579%, 05/01/26 3 mo. LIBOR + 4.00%	1,387,031

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,926,300	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	$1,953,596

650,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	657,962

1,853,234	New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	1,852,076

1,211,095	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	1,212,039

1,090,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%.	1,104,530

473,788	Zayo Group, LLC / Zayo Capital, Inc.‡ 4.234%, 01/19/21 1 mo. LIBOR + 2.00%	474,343

		11,524,955

	Consumer Discretionary (0.9%)

274,311	ESH Hospitality, Inc.! 0.000%, 08/30/23	275,017

550,000	MGM Resorts International‡ 4.234%, 12/21/23 1 mo. LIBOR + 2.00%	548,111

3,889,924	PetSmart, Inc.‡ 6.380%, 03/11/22 1 mo. LIBOR + 4.00%	3,825,623

753,956	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	749,873

2,499,091	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 1 mo. LIBOR + 4.75%	2,485,046

		7,883,670

	Energy (0.3%)

800,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	789,752

1,086,250	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	1,040,627

487,500	Par Pacific Holdings, Inc.‡ 9.100%, 12/17/25 3 mo. LIBOR + 6.75%	493,594

		2,323,973

	Financials (0.5%)

256,480	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	255,725

1,283,750	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	1,295,785

808,182	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	805,151

1,029,600	HUB International, Ltd.‡ 5.267%, 04/25/25 3 mo. LIBOR + 3.00%	1,020,452

PRINCIPAL AMOUNT		VALUE

425,000	Level 3 Financing, Inc.‡ 4.484%, 02/22/24 1 mo. LIBOR + 2.25%	$425,931

299,227	MGM Growth Properties Operating Partnership LP‡ 4.234%, 03/21/25 1 mo. LIBOR + 2.00%	299,756

		4,102,800

	Health Care (1.4%)

2,598,143	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	2,415,806

2,449,444	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	2,461,079

946,632	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 1 mo. LIBOR + 2.75%	947,640

60,424	DaVita, Inc.‡ 5.130%, 06/24/21 1 mo. LIBOR + 2.75%	60,500

1,204,032	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	1,212,309

323,363	HCA, Inc.‡ 4.330%, 03/13/25 3 mo. LIBOR + 2.00%	324,664

1,134,588	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	971,179

1,316,250	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	1,280,882

2,156,902	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	1,896,273

		11,570,332

	Industrials (0.8%)

1,296,692	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	1,300,744

393,995	Albertsons, LLC‡ 5.311%, 12/21/22 3 mo. LIBOR + 3.00%	395,360

1,900,000	Berry Global, Inc.‡ 4.902%, 07/01/26 3 mo. LIBOR + 2.50%	1,900,893

1,070,000	Dun & Bradstreet Corp.‡ 7.241%, 02/06/26 1 mo. LIBOR + 5.00%	1,078,362

1,371,519	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	1,377,526

746,250	RegionalCare Hospital Partners Holdings, Inc.‡ 6.769%, 11/17/25 3 mo. LIBOR + 4.50%	751,567

274,306	TransDigm, Inc.‡ 4.830%, 06/09/23 3 mo. LIBOR + 2.50%	273,353

		7,077,805

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Information Technology (0.3%)

1,243,750	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	$1,198,801

407,898	CDW, LLC‡ 3.990%, 08/17/23 1 mo. LIBOR + 1.75%	410,033

645,704	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	648,171

		2,257,005

	TOTAL BANK LOANS (Cost $47,053,909)	46,740,540

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (12.0%)

	Energy (0.5%)

138,150	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	2,949,502

61,245	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	1,476,617

		4,426,119

	Financials (2.5%)

35,400	Assurant, Inc. 6.500%, 03/15/21	4,135,428

5,000	Bank of America Corp.^ 7.250%, 12/31/49	7,087,200

29,835	Virtus Investment Partners, Inc. 7.250%, 02/01/20	2,783,307

4,800	Wells Fargo & Company 7.500%, 12/31/49	6,674,688

		20,680,623

	Health Care (1.9%)

118,000	Becton Dickinson and Company 6.125%, 05/01/20	7,274,700

7,505	Danaher Corp.^ 4.750%, 04/15/22	8,517,424

		15,792,124

	Industrials (1.7%)

7,750	Fortive Corp. 5.000%, 07/01/21	7,571,053

115,600	Rexnord Corp. 5.750%, 11/15/19	6,828,492

		14,399,545

	Materials (0.5%)

73,897	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,973,442

	Real Estate (1.0%)

7,300	Crown Castle International Corp.^ 6.875%, 08/01/20	8,802,048

NUMBER OF SHARES		VALUE
	Utilities (3.9%)

148,920	American Electric Power Company, Inc.^ 6.125%, 03/15/22	$8,113,162

75,200	Aqua America, Inc. 6.000%, 04/30/22	4,299,936

104,300	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	5,269,392

117,650	DTE Energy Company^ 6.500%, 10/01/19	6,564,870

	Sempra Energy

42,200	6.750%, 07/15/21	4,703,190

38,750	6.000%, 01/15/21	4,307,450

		33,258,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,085,599)	101,331,901

COMMON STOCKS (4.3%)

	Communication Services (0.0%)

7,495	Cumulus Media, Inc. - Class A#	113,249

	Energy (1.0%)

2,010	Chevron Corp.	247,451

64,000	Energy Transfer, LP	920,320

69,790	Enterprise Products Partners, LP	2,101,377

14,650	GasLog, Ltd.	208,616

19,280	Magellan Midstream Partners, LP~	1,275,179

7,475	Schlumberger, Ltd.	298,776

378,369	Southwestern Energy Company^#	832,412

28,085	Targa Resources Corp.^	1,092,787

39,465	Tidewater, Inc.#	907,300

53,601	Transocean, Ltd.^#	325,894

9,185	Williams Companies, Inc.	226,319

		8,436,431

	Financials (0.1%)

17,300	American International Group, Inc.	968,627

	Health Care (3.2%)

97,157	Allergan, PLC	15,593,699

165,000	Gilead Sciences, Inc.~	10,810,800

		26,404,499

	TOTAL COMMON STOCKS (Cost $60,674,833)	35,922,806

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.4%) #

	Consumer Discretionary (0.1%)

45	Amazon.com, Inc.

8,400,510	Call, 01/17/20, Strike $1,900.00	565,087

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Industrials (0.1%)

750	Stanley Black & Decker, Inc.

11,069,250	Call, 01/17/20, Strike $145.00	$900,000

	Information Technology (0.2%)

405	Lam Research Corp.

8,448,705	Call, 01/17/20, Strike $190.00	1,249,425

1,960	Micron Technology, Inc.

8,798,440	Call, 10/18/19, Strike $45.00	730,100

		1,979,525

	TOTAL PURCHASED OPTIONS (Cost $2,930,194)	3,444,612

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.8%)

15,795,479	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	15,800,218

15,702,828	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	15,702,828

	TOTAL SHORT TERM INVESTMENTS (Cost $31,503,298)	31,503,046

TOTAL INVESTMENTS (148.5%) (Cost $1,263,944,588)		1,250,761,713

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.1%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.4%)		(298,050,382)

NET ASSETS (100.0%)		$842,711,331

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $20,559,238.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $763,357.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows*:

Cost basis of investments	$1,263,944,588
Gross unrealized appreciation	76,713,286
Gross unrealized depreciation	(89,896,161)
Net unrealized appreciation (depreciation)	$(13,182,875)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations. .

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.